CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS
Cash	$ 32,740	$ 47,917	$ 4,934
Accounts receivable, net	53,581	41,998	9,395
Inventory	702	550	15
Prepaid expenses	20,045	17,040	183
Risk settlements due from providers	655	539	80
Due from related parties		0	274
Total Current Assets	107,723	108,044	14,881
Property and equipment, net	16,895	15,993	4,796
Goodwill	464,264	464,566	10,068
Intangible assets, net	55,604	59,811	8,575
Deferred debt issuance costs	1,860	1,972	0
Other assets	2,738	2,706	183
Total Assets	649,085	653,092	38,503
CURRENT LIABILITIES
Accounts payable	5,165	3,110	1,044
Accrued expenses		8,686	2,572
Accrued expenses	12,365	8,690
Accrued interest payable		4	149
Risk settlements due to providers	228	196	643
Current portion of long-term debt	6,272	6,275	1,004
Due to related parties		0	39
Other current liabilities	4,107	3,687	0
Total Current Liabilities	28,137	21,959	5,451
Derivative warrant liabilities	11,911	8,375	0
Long-term debt, less current portion	109,660	110,960	26,325
Other liabilities	7,186	6,428	0
Total Liabilities	156,895	147,722	31,776
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS'/MEMBER'S EQUITY
Preferred stock (1,000,000 authorized and zero outstanding as of March 31, 2022 and December 31, 2021)	0	0
Class A common stock ($0.0001 par value; 250,000,000 shares authorized; 87,367,972 shares issued and outstanding at December 31, 2021)	9	9	0
Additional paid-in-capital	508,945	505,327	0
Retained earnings	(16,763)	33	0
Member units (no par value, 200 authorized, issued and outstanding at December 31, 2020)		0	223
Members' equity		0	6,504
Total Stockholders'/Members' Equity	492,190	505,370	6,727
Total Liabilities and Stockholders'/Members' Equity	$ 649,085	$ 653,092	$ 38,503